CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 209,663	$ 13,718
Restricted cash	953	1,125
Trade receivables, net	1,209	16,031
Other receivables	543,725
Inventories	168,972	160,940
Prepaid expenses	112,451	8,707
Current assets from discontinued operations	4,947	112,909
Total current assets	1,041,920	313,430
Non-current assets
Vessels and other fixed assets, net	2,960,232	3,193,575
Total non-current assets	2,960,232	3,193,575
Total assets	4,002,152	3,507,005
Current liabilities
Accounts payable	325,226	258,245
Accrued liabilities	99,253	54,629
Accrued stock-based compensation	64,000	1,700,000
Accrued interest	1,963,874	654,322
Deferred revenue	12,555	103,129
Due to related parties	759,415
Short-term debt, net of debt discount	910,000	1,381,989
Loan facility from related party	500,000	300,000
Current portion of unsecured convertible promissory notes, net of debt discount	3,836	5,815
Derivative liability	13,013,260	7,493,066
Current liabilities from discontinued operations	5,863	80,654
Total current liabilities	17,657,282	12,031,849
Non-current liabilities
Non-current portion of unsecured convertible promissory notes, net of debt discount	607,308	224,768
Total non-current liabilities	607,308	224,768
Total liabilities	18,264,590	12,256,617
Commitments and contingencies
Shareholders' deficit
Preferred shares, $0.0001 par value, 5,000,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively
Shares of Common Stock, $0.0001 par value, 45,000,000,000 shares authorized, 1,085,864,707 and 400,000 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	108,586	40
Additional paid-in capital	9,667,643	899,878
Accumulated deficit	(24,038,667)	(9,649,530)
Total shareholders' deficit	(14,262,438)	(8,749,612)
Total liabilities and shareholders' deficit	$ 4,002,152	$ 3,507,005